Consolidated Statements of Cash Flows - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Cash Flows
Net loss for the year	SFr (20,804,213)	SFr (15,351,914)	SFr (12,858,599)
Adjustments for:
Depreciation	323,144	347,613	378,754
Disposal of right-of-use assets		(127)	(4,992)
Value of share-based services	3,682,073	1,178,344	1,176,413
Post-employment benefits	(11,393)	(150,464)	(22,730)
Finance cost/(income) net	215,527	(132,050)	686,886
Decrease / (increase) in other financial assets	13,980	47,785	(50,962)
Decrease / (increase) in trade and other receivables	(252,090)	(96,412)	49,655
Increase in contract asset	(21,805)	(159,636)
Decrease/(increase) in prepayments	844,980	(616,992)	221,680
(Decrease)/increase in payables and accruals	(427,388)	883,837	(1,585,550)
Decrease in contract liability		(733,668)	(212,069)
Decrease in deferred income		(86,481)	(244,298)
Services paid in shares		164,980	285,745
Net cash used in operating activities	(16,437,185)	(14,705,185)	(12,180,067)
Cash flows from investing activities
Purchase of property, plant and equipment	(581)	(31,549)	(59,414)
Proceeds from decrease in non-current financial assets	3,553	1,236
Net cash from/(used in) investing activities	2,972	(30,313)	(59,414)
Cash flows from financing activities
Proceeds from capital increase		10,161,746
Costs / deferred costs paid on issue of shares		(1,698,782)	(272,005)
Proceeds from sale of treasury shares-shelf registration	1,224,893	3,763,284
Costs paid on sale of treasury shares-shelf registration	(304,009)	(389,857)
Proceeds from sale of pre-funded warrants	2,841,270	5,470,141
Costs paid on sale of pre-funded warrants	(576,117)	(569,228)
Proceeds from the exercise of pre-funded warrants	25,241
Sale of treasury shares under liquidity and sale agency agreement	450,973	33,159	720,013
Costs paid on sale of treasury shares under sale agency agreement	(3,487)	(332)
Cost paid on issue of treasury shares	(248,354)
Principal element of lease payment	(288,076)	(309,617)	(367,412)
Interest received	29,251	5,322	35,305
Interest paid	(48,897)	(63,012)	(69,502)
Net cash from financing activities	3,102,688	16,402,824	46,399
Increase/(decrease) in cash and cash equivalents	(13,331,525)	1,667,326	(12,193,082)
Cash and cash equivalents at beginning of the year	20,484,836	18,695,040
Exchange difference on cash and cash equivalents	(196,225)	122,470	(648,681)
Cash and cash equivalents at end of the year	SFr 6,957,086	SFr 20,484,836	SFr 18,695,040